Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Sales	$ 13,766	$ 13,457
Cost of product sold	10,340	10,078
Gross profit	3,426	3,379
Expenses [abstract]
Selling	2,014	1,913
General and administrative	247	240
Share-based payments	69	55
Earnings from associates and joint ventures	(39)	(66)
Other expenses	119	147
Earnings before finance costs and income taxes	1,016	1,090
Finance costs related to long-term debt	210	204
Other finance costs	101	74
Earnings before income taxes	705	812
Income taxes	203	228
Net earnings from continuing operations	502	584
Net earnings (loss) from discontinued operations	(187)	12
Net earnings	315	596
Profit (loss), attributable to [abstract]
Equity holders of Agrium	310	592
Non-controlling interest	5	4
Net earnings	$ 315	$ 596
Earnings per share attributable to equity holders of Agrium [abstract]
Basic and diluted earnings per share from continuing operations	$ 3.6	$ 4.2
Basic and diluted (loss) earnings per share from discontinued operations	(1.36)	0.09
Basic and diluted earnings per share	$ 2.24	$ 4.29
Weighted average number of shares outstanding for basic and diluted earnings per share (millions of common shares)	138	138
Basis of preparation and statement of compliance	Basis of preparation and statement of compliance We prepared these financial statements in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). The Board of Directors of Agrium Inc. approved these consolidated financial statements for issuance on February 20, 2018. The presentation currency of these financial statements is the U.S. dollar. We prepared the financial statements using the historical cost basis, except for items that IFRS requires us to measure at fair value. Our significant accounting policies, judgments, assumptions and estimates are described in note 25.
Restatement	Restatement These assets were previously classified as held for sale, as FTC approval and completion of the sales of CPO and North Bend assets is considered highly probable. Additionally, as CPO comprises operations and cash flows that can be clearly distinguished operationally and for financial reporting purposes, its operating results and the impact of re-measurement to the selling price were included in discontinued operations for the year ended December 31, 2017, and in the comparative year ended December 31, 2016. Discontinued operations exclude elimination of intercompany transactions.